UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   550 NW Franklin Avenue, Suite 478
           Bend, OR  97701


Form 13F File Number: 028-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bradley R. Kent
Title:  Managing Director
Phone:  541-322-0600

Signature,  Place,  and  Date  of  Signing:

/s/ Bradley R. Kent                Bemd, OR                           5/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      340,174
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
AMBASSADORS GROUP INC          COMMON         023177108     9001   822001 SH       SOLE                  822001      0    0
AMERICAN DENTAL PARTNERS       COMMON         025353103     7535   574322 SH       SOLE                  574322      0    0
AMERICAN REPROGRAPHICS CO      COMMON         029263100    47081  4548929 SH       SOLE                 4548929      0    0
AMERICAN WOODMARK CORP         COMMON         030506109    10345   495435 SH       SOLE                  495435      0    0
ASCENA RETAIL GROUP INC        COMMON         04351G101    13560   418390 SH       SOLE                  418390      0    0
BIG 5 SPORTING GOODS CORP      COMMON         08915P101    40163  3369383 SH       SOLE                 3369383      0    0
BLUELINX HOLDINGS INC          COMMON         09624H109     7255  1960767 SH       SOLE                 1960767      0    0
BUILDERS FIRSTSOURCE INC       COMMON         12008R107    42057 14808890 SH       SOLE                14808890      0    0
CASH STORE FINANCIAL           COMMON         14756F103     5453   378150 SH       SOLE                  378150      0    0
COLUMBUS MCKINNON CORP-N.Y.    COMMON         199333105     5600   303346 SH       SOLE                  303346      0    0
EMCOR GROUP INC                COMMON         29084Q100     3777   121970 SH       SOLE                  121970      0    0
INSPERITY INC                  COMMON         45778Q107    40040  1317983 SH       SOLE                 1317983      0    0
KENEXA CORPORATION             COMMON         488879107    11917   431948 SH       SOLE                  431948      0    0
NORTHRIM BANK-ANCHORAGE ALASKA COMMON         666762109     1533    80836 SH       SOLE                   80836      0    0
REGIS CORPORATION              COMMON         758932107    22373  1261151 SH       SOLE                 1261151      0    0
RURAL METRO CORP               COMMON         781748108    14037   823776 SH       SOLE                  823776      0    0
TNS INC                        COMMON         872960109    29717  1908634 SH       SOLE                 1908634      0    0
WEBSENSE INC                   COMMON         947684106    12906   561843 SH       SOLE                  561843      0    0
WEST COAST BANCORP ORE NEW     COMMON         952145100    15824  4560250 SH       SOLE                 4560250      0    0


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